27. Other operating expenses, net (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	R$ (216)	R$ (579)	R$ (567)
Tax installments and other tax contingencies
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	(181)	(217)	(357)
Restructuring expenses
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	(147)	(107)	(99)
Losses on disposal of fixed assets
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	112	(247)	(99)
Others
DisclosureOfOtherOperatingExpensesNetLineItems [Line Items]
Other operating expenses, net	R$ 0	R$ (8)	R$ (12)